TAXES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2014
Taxes Payable, Current [Abstract]
Schedule Of Tax Payable [Table Text Block]
Taxes payable consist of the following:

	June 30,	December 31,
	2014	2013
	US$	US$
Value added tax	333,239	8,380
Enterprise income tax	118,681	70,776
Employee withholding taxes	4,068	2,793
Business tax	162	165
City construction tax	17,692	636
	473,842	82,750